Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Line Items]
Income taxes receivable		$ 43,055	$ 61,305
Inventory		55,188	44,257
Prepaid insurance		31,588	22,471
Unrealized cash flow hedge gains	$ 24,427	31,807
Prepaid licenses and permits		12,116	10,683
Other		45,293	37,006
Total prepaid expenses and other current assets	185,718	205,146	175,722
Interest Rate Swap [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Unrealized cash flow hedge gains		17,906	$ 0
Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Unrealized cash flow hedge gains	14,872	17,906
Interest Rate Swap [Member] | Other Assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Unrealized cash flow hedge gains	$ 9,555	$ 13,901